US Vegan Climate ETF
Schedule of Investments
October 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Administrative and Support and Waste Management and Remediation Services - 7.7%
1,216	Accenture plc - Class A	$263,762
76	Booking Holdings, Inc. (a)	123,310
228	Broadridge Financial Solutions, Inc.	31,373
228	Equifax, Inc.	31,145
266	Expedia Group, Inc.	25,044
152	FleetCor Technologies, Inc. (a)	33,578
532	Global Payments, Inc.	83,918
684	IHS Markit, Ltd.	55,315
3,192	Mastercard, Inc. - Class A	921,339
304	Moody’s Corporation	79,922
2,204	PayPal Holdings, Inc. (a)	410,231
380	Republic Services, Inc.	33,505
152	Teladoc Health, Inc. (a)	29,862
342	TransUnion	27,244
		2,149,548
	Arts, Entertainment, and Recreation - 0.6%
1,444	Activision Blizzard, Inc.	109,354
570	Electronic Arts, Inc. (a)	68,303
		177,657
	Construction - 0.9%
608	DR Horton, Inc.	40,620
494	Lennar Corporation - Class A	34,694
38	NVR, Inc. (a)	150,217
456	PulteGroup, Inc.	18,587
		244,118
	Finance and Insurance - 13.8%
1,254	Aflac, Inc.	42,573
38	Alleghany Corporation	20,783
570	Allstate Corporation	50,587
684	Ally Financial, Inc.	18,249
1,140	American Express Company	104,014
1,596	American International Group, Inc.	50,258
228	Ameriprise Financial, Inc.	36,669
494	Anthem, Inc.	134,763
722	Arch Capital Group, Ltd. (a)	21,812
342	Arthur J. Gallagher & Company	35,469
1,520	Bank of New York Mellon Corporation	52,227
190	BlackRock, Inc.	113,850
418	Brown & Brown, Inc.	18,187
228	Cboe Global Markets, Inc.	18,534
1,102	Centene Corporation (a)	65,128
2,698	Charles Schwab Corporation	110,915
722	Chubb, Ltd.	93,795
684	Cigna Corporation	114,207

266	Cincinnati Financial Corporation	18,817
684	CME Group, Inc.	103,092
266	Comerica, Inc.	12,106
570	Discover Financial Services	37,056
76	Everest Re Group, Ltd.	14,978
494	Fidelity National Financial, Inc.	15,457
1,330	Fifth Third Bancorp	30,883
342	First Republic Bank	43,140
646	Hartford Financial Services Group, Inc.	24,884
228	Humana, Inc.	91,036
1,938	Huntington Bancshares, Inc.	20,233
1,026	Intercontinental Exchange, Inc.	96,854
1,862	KeyCorp	24,169
380	Lincoln National Corporation	13,338
228	M&T Bank Corporation	23,616
38	Markel Corporation (a)	35,446
76	MarketAxess Holdings, Inc.	40,953
950	Marsh & McLennan Companies, Inc.	98,287
950	Medical Properties Trust, Inc.	16,929
1,330	MetLife, Inc.	50,340
114	Molina Healthcare, Inc. (a)	21,258
152	MSCI, Inc.	53,176
228	Nasdaq, Inc.	27,586
380	Northern Trust Corporation	29,743
760	PNC Financial Services Group, Inc.	85,029
494	Principal Financial Group, Inc.	19,375
1,102	Progressive Corporation	101,274
722	Prudential Financial, Inc.	46,222
228	Raymond James Financial, Inc.	17,428
1,786	Regions Financial Corporation	23,754
114	Reinsurance Group of America, Inc.	11,516
494	S&P Global, Inc.	159,429
608	State Street Corporation	35,811
114	SVB Financial Group (a)	33,140
1,026	Synchrony Financial	25,670
418	T. Rowe Price Group, Inc.	52,944
456	Travelers Companies, Inc.	55,044
2,546	Truist Financial Corporation	107,238
3,192	UnitedHealth Group, Inc.	974,007
760	Western Union Company	14,774
266	Willis Towers Watson plc	48,540
228	WR Berkley Corporation	13,707
		3,870,299
	Health Care and Social Assistance - 0.3%
494	HCA Healthcare, Inc.	61,226
418	Omega Healthcare Investors, Inc.	12,043
114	Universal Health Services, Inc. - Class B	12,489
		85,758
	Information - 32.9% ●
912	Adobe, Inc. (a)	407,755
304	Akamai Technologies, Inc. (a)	28,917

608	Altice USA, Inc. - Class A (a)	16,386
836	American Tower Corporation	191,987
152	ANSYS, Inc. (a)	46,264
30,096	AT&T, Inc.	813,194
380	Autodesk, Inc. (a)	89,505
760	Automatic Data Processing, Inc.	120,050
266	Black Knight, Inc. (a)	23,395
38	Cable One, Inc.	65,811
494	Cadence Design Systems, Inc. (a)	54,029
2,052	CenturyLink, Inc.	17,688
190	Chegg, Inc. (a)	13,954
228	Citrix Systems, Inc.	25,826
8,512	Comcast Corporation - Class A	359,547
38	CoStar Group, Inc. (a)	31,297
152	Coupa Software, Inc. (a)	40,690
760	Crown Castle International Corporation	118,712
228	CyrusOne, Inc.	16,199
304	DocuSign, Inc. (a)	61,484
152	Equinix, Inc.	111,149
5,016	Facebook, Inc. - Class A (a)	1,319,760
76	FactSet Research Systems, Inc.	23,294
76	Fair Isaac Corporation (a)	29,750
1,140	Fidelity National Information Services, Inc.	142,032
1,026	Fiserv, Inc. (a)	97,952
456	Intuit, Inc.	143,494
266	Liberty Broadband Corporation - Class C (a)	37,695
5,966	Microsoft Corporation	1,207,936
1,064	NortonLifeLock, Inc.	21,886
3,838	Oracle Corporation	215,350
114	Paycom Software, Inc. (a)	41,506
152	RingCentral, Inc. - Class A (a)	39,268
190	Roku, Inc. (a)	38,456
1,634	salesforce.com, Inc. (a)	379,529
190	SBA Communications Corporation	55,170
646	Slack Technologies, Inc. - Class A (a)	16,525
1,900	Snap, Inc. - Class A (a)	74,841
304	Splunk, Inc. (a)	60,204
418	SS&C Technologies Holdings, Inc.	24,754
266	Synopsys, Inc. (a)	56,887
228	Take-Two Interactive Software, Inc. (a)	35,322
760	T-Mobile US, Inc. (a)	83,273
228	Twilio, Inc. - Class A (a)	63,605
1,444	Twitter, Inc. (a)	59,724
76	Tyler Technologies, Inc. (a)	29,213
266	Veeva Systems, Inc. - Class A (a)	71,833
228	VeriSign, Inc. (a)	43,480
304	Verisk Analytics, Inc.	54,103
16,188	Verizon Communications, Inc.	922,554
5,206	Visa, Inc. - Class A	945,982
304	Workday, Inc. - Class A (a)	63,876
228	Zendesk, Inc. (a)	25,294
228	Zoom Video Communications, Inc. - Class A (a)	105,087
		9,183,474

	Management of Companies and Enterprises - 0.3%
836	Capital One Financial Corporation	61,095
836	Citizens Financial Group, Inc.	22,781
		83,876

	Manufacturing - 30.0%●
2,166	Advanced Micro Devices, Inc. (a)	163,078
152	Allegion plc	14,972
380	Alphabet, Inc. - Class A (a)	614,122
418	Alphabet, Inc. - Class C (a)	677,582
13,984	Apple, Inc.	1,522,298
1,710	Applied Materials, Inc.	101,283
76	Arista Networks, Inc. (a)	15,876
76	Beyond Meat, Inc. (a)	10,825
722	Broadcom, Inc.	252,433
1,634	Carrier Global Corporation	54,559
7,486	Cisco Systems, Inc.	268,747
304	Cognex Corporation	20,034
266	Cummins, Inc.	58,491
608	Deere & Company	137,353
456	Dell Technologies, Inc. - Class C (a)	27,479
266	Dover Corporation	29,449
760	Eaton Corporation plc	78,880
114	Energizer Holdings, Inc.	4,486
7,372	Ford Motor Company	56,986
266	Fortinet, Inc. (a)	29,358
2,356	General Motors Company	81,353
114	IDEX Corporation	19,424
114	Ingredion, Inc.	8,081
15,124	Intel Corporation	669,691
646	Juniper Networks, Inc.	12,739
342	Keysight Technologies, Inc. (a)	35,866
266	Lam Research Corporation	90,993
76	Lennox International, Inc.	20,646
1,216	Marvell Technology Group, Ltd.	45,612
494	Maxim Integrated Products, Inc.	34,407
38	Mettler-Toledo International, Inc. (a)	37,921
418	Microchip Technology, Inc.	43,923
2,090	Micron Technology, Inc. (a)	105,211
342	Motorola Solutions, Inc.	54,057
38	MSA Safety, Inc.	5,013
380	NetApp, Inc.	16,678
2,394	NVIDIA Corporation	1,200,256
798	Otis Worldwide Corporation	48,901
608	PACCAR, Inc.	51,911
152	Packaging Corporation of America	17,403
190	Palo Alto Networks, Inc. (a)	42,026
228	Parker-Hannifin Corporation	47,506
228	Qorvo, Inc. (a)	29,038
2,166	QUALCOMM, Inc.	267,198

228	Rockwell Automation, Inc.	54,063
418	Seagate Technology plc	19,989
304	Skyworks Solutions, Inc.	42,952
684	Square, Inc. - Class A (a)	105,938
266	Stanley Black & Decker, Inc.	44,209
304	Teradyne, Inc.	26,706
1,368	Tesla, Inc. (a)	530,839
1,710	Texas Instruments, Inc.	247,249
418	Trane Technologies plc	55,490
456	Trimble, Inc. (a)	21,947
152	Varian Medical Systems, Inc. (a)	26,266
304	Westinghouse Air Brake Technologies Corporation	18,027
114	Waters Corporation (a)	25,401
570	Western Digital Corporation	21,506
76	Zebra Technologies Corporation - Class A (a)	21,557
		8,386,284
	Other Services (except Public Administration) - 0.1%
266	Match Group, Inc. (a)	31,063

	Professional, Scientific, and Technical Services - 3.5%
228	Amdocs, Ltd.	12,855
266	CDW Corporation	32,612
608	Cerner Corporation	42,615
1,026	Cognizant Technology Solutions Corporation - Class A	73,277
1,406	eBay, Inc.	66,968
76	EPAM Systems, Inc. (a)	23,480
228	Extra Space Storage, Inc.	26,437
190	Gartner, Inc. (a)	22,819
304	GoDaddy, Inc. - Class A (a)	21,505
114	IAC/InterActiveCorporation (a)	13,762
1,710	International Business Machines Corporation	190,939
342	IQVIA Holdings, Inc. (a)	52,664
114	Jack Henry & Associates, Inc.	16,900
228	Okta, Inc. (a)	47,841
380	Omnicom Group, Inc.	17,936
608	Paychex, Inc.	50,008
380	ServiceNow, Inc. (a)	189,077
114	Trade Desk, Inc. - Class A (a)	64,575
152	VMware, Inc. - Class A (a)	19,567
		985,837
	Real Estate and Rental and Leasing - 2.9%
2,698	Annaly Capital Management, Inc.	19,129
266	AvalonBay Communities, Inc.	37,009
266	Boston Properties, Inc.	19,261
190	Camden Property Trust	17,526
570	CBRE Group, Inc. - Class A (a)	28,728
494	Digital Realty Trust, Inc.	71,284
684	Duke Realty Corporation	25,985
304	Equity LifeStyle Properties, Inc.	17,994
684	Equity Residential	32,134
114	Essex Property Trust, Inc.	23,323

114	Federal Realty Investment Trust	7,841
988	Invitation Homes, Inc.	26,933
190	Mid-America Apartment Communities, Inc.	22,160
1,406	Prologis, Inc.	139,475
304	Public Storage	69,637
646	Realty Income Corporation	37,378
304	Regency Centers Corporation	10,819
570	Simon Property Group, Inc.	35,802
152	Sun Communities, Inc.	20,920
532	UDR, Inc.	16,620
152	United Rentals, Inc. (a)	27,100
684	Ventas, Inc.	26,997
2,014	VEREIT, Inc.	12,487
304	Vornado Realty Trust	9,342
760	Welltower, Inc.	40,865
304	WP Carey, Inc.	19,033
		815,782
	Retail Trade - 1.8%
152	Advance Auto Parts, Inc.	22,386
114	AutoNation, Inc. (a)	6,467
76	AutoZone, Inc. (a)	85,802
418	Best Buy Company, Inc.	46,628
304	CarMax, Inc. (a)	26,278
114	Carvana Company (a)	21,130
304	Charter Communications, Inc. - Class A (a)	183,561
76	FirstCash, Inc.	3,955
1,026	KKR & Company, Inc.	35,038
38	Lithia Motors, Inc. - Class A	8,724
152	O’Reilly Automotive, Inc. (a)	66,363
		506,332
	Transportation and Warehousing - 3.5%
228	CH Robinson Worldwide, Inc.	20,162
1,444	CSX Corporation	113,989
304	Expeditors International of Washington, Inc.	26,865
456	FedEx Corporation	118,318
532	Iron Mountain, Inc.	13,864
190	Kansas City Southern	33,467
494	Norfolk Southern Corporation	103,305
190	Old Dominion Freight Line, Inc.	36,170
2,090	Uber Technologies, Inc. (a)	69,827
1,292	Union Pacific Corporation	228,930
1,330	United Parcel Service, Inc. - Class B	208,956
		973,853
	Utilities - 0.2%
38	American States Water Company	2,838
380	American Water Works Company, Inc.	57,194
		60,032
	Wholesale Trade - 1.2%
380	Copart, Inc. (a)	41,937
1,064	Fastenal Company	45,997
228	Genuine Parts Company	20,618

266	Henry Schein, Inc. (a)	16,912
1,406	Johnson Controls International plc	59,347
266	KLA Corporation	52,450
532	LKQ Corporation (a)	17,019
342	McKesson Corporation	50,442
76	W.W. Grainger, Inc.	26,601
		331,323
	TOTAL COMMON STOCKS (Cost $25,401,699)	27,885,236

	SHORT-TERM INVESTMENTS - 0.2%
46,176	First American Government Obligations Fund, X Class - 0.05%*	46,176
	TOTAL SHORT-TERM INVESTMENTS (Cost $46,176)	46,176
	TOTAL INVESTMENTS (Cost $25,447,875) - 99.9%	27,931,412
	Other Assets in Excess of Liabilities - 0.1%	18,528
	NET ASSETS - 100.0%	$27,949,940

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of October 31, 2020.
●	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at October 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$27,885,236	$-	$-	$27,885,236
Short-Term Investments	46,176	-	-	46,176
Total Investments in Securities	$27,931,412	$-	$-	$27,931,412

For the period ended October 31, 2020, the Fund did not recognize any transfers to or from Level 3.